TAXES BASED ON INCOME (Details 9) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 122.6	$ 137.2
Additions based on tax positions related to the current year	11.1	18.2
Additions for tax position of prior years	8.7	7.8
Reduction for tax positions of prior years:
Changes in judgment	(12.7)	(1.8)
Benefit from the effective settlement of uncertain tax positions	(4.5)	(15.8)
Lapses and statute expirations	(8.6)	(13.8)
Changes due to translation of foreign currencies	(9.3)	(9.2)
Balance at end of year	107.3	$ 122.6
Reasonably possible decrease in unrecognized tax benefits during next 12 months	$ (6.0)